LONG-TERM OPERATIONAL COMMITMENTS - Social and Environmental Commitments (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Social and environmental Commitments
Total	R$ 221,149
2023 | Eletronuclear
Social and environmental Commitments
Total	86,806
2023 | Furnas
Social and environmental Commitments
Total	44,667
2023 | CGT Eletrosul
Social and environmental Commitments
Total	86,670
2023 | Chesf
Social and environmental Commitments
Total	3,006
2024
Social and environmental Commitments
Total	204,466
2024 | Eletronuclear
Social and environmental Commitments
Total	99,514
2024 | Furnas
Social and environmental Commitments
Total	16,052
2024 | CGT Eletrosul
Social and environmental Commitments
Total	86,670
2024 | Chesf
Social and environmental Commitments
Total	2,230
2025
Social and environmental Commitments
Total	188,330
2025 | Eletronuclear
Social and environmental Commitments
Total	94,574
2025 | Furnas
Social and environmental Commitments
Total	5,394
2025 | CGT Eletrosul
Social and environmental Commitments
Total	86,670
2025 | Chesf
Social and environmental Commitments
Total	1,692
2026
Social and environmental Commitments
Total	172,578
2026 | Eletronuclear
Social and environmental Commitments
Total	82,895
2026 | Furnas
Social and environmental Commitments
Total	2,226
2026 | CGT Eletrosul
Social and environmental Commitments
Total	86,670
2026 | Chesf
Social and environmental Commitments
Total	787
2027
Social and environmental Commitments
Total	157,824
2027 | Eletronuclear
Social and environmental Commitments
Total	69,938
2027 | Furnas
Social and environmental Commitments
Total	641
2027 | CGT Eletrosul
Social and environmental Commitments
Total	86,670
2027 | Chesf
Social and environmental Commitments
Total	575
After 2027
Social and environmental Commitments
Total	409,564
After 2027 | CGT Eletrosul
Social and environmental Commitments
Total	R$ 409,564